Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wilmington Funds
Entity Central Index Key	0000830744
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000015273 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington New YorkMunicipal Bond Fund
Class Name	Class A
Trading Symbol	WNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class A)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 1.43%.
  The Fund underperformed two of its three benchmark Indexes, however, it performed in line with the Morningstar Municipal New York Intermediate Funds peer group.
  Income return outperformed the impact of negative market return during the reporting period.
  Municipal fund inflows finished 2024 with the fifth best year on record and flows have remained positive in 2025. The supply of municipal bonds was the highest supply on record in 2024. As of April 2025, supply was 15% higher compared to the same period in the previous year.
  The municipal market experienced volatility in April 2025 with municipal yields rising over 100 basis points in a three-day period in response to Liberation Day tariff announcements. Calmness settled in towards the end of the month.
What contributed to performance?
At the sector level, the Fund's exposure to Higher Education, Toll Road and Healthcare bonds provided the largest outperformance during the reporting period. At the credit rating level, exposure to ‘A’ and ‘BBB’ rated securities provided the largest outperformance.
What detracted from performance?
Longer-duration holdings underperformed during the reporting period due to the impact of negative market return component of total return. The Fund’s underweight to Local General Obligation (GO) sector was the largest component of underperformance for the reporting period. This was due to a mix of being underweight the sector and having an overweight to longer-duration holdings compared to the Local GO sector of the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington New York Municipal Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2015 to April 30, 2025, compared to the Standard & Poor’s Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington New York Municipal Bond Fund — Class A (including 4.5% maximum sales load)	(3.14)%	(0.28)%	0.62%
Wilmington New York Municipal Bond Fund — Class A (excluding sales load)	1.43%	0.64%	1.08%
Standard & Poor's Municipal Bond Index	1.64%	1.20%	2.06%
Standard & Poor’s Intermediate Municipal Bond Index	2.22%	1.32%	2.11%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	1.89%	1.44%	1.90%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com.
Net Assets	$ 38,813,557
Holdings Count | Holding	47
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$38,813,557
Total number of portfolio holdings	47
Total advisory fees paid	$-
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	24.2%
Higher Education	13.7%
General Obligations	12.1%
Education	10.1%
Airport	8.2%
Medical	7.2%
Transportation	4.8%
Development	4.6%
Water	4.2%
School District	4.0%
Utilities	3.1%
Power	2.7%
Money Market Fund	1.1%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	5.8%
AA / Aa	49.6%
A / A	24.3%
BBB / Baa	19.2%
Not Rated	1.1%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015275 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington New YorkMunicipal Bond Fund
Class Name	Class I
Trading Symbol	WNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class I)	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 1.68%.
  The Fund underperformed two of its three benchmark Indexes, however, it performed in line with the Morningstar Municipal New York Intermediate Funds peer group.
  Income return outperformed the impact of negative market return during the reporting period.
  Municipal fund inflows finished 2024 with the fifth best year on record and flows have remained positive in 2025. The supply of municipal bonds was the highest supply on record in 2024. As of April 2025, supply was 15% higher compared to the same period in the previous year.
  The municipal market experienced volatility in April 2025 with municipal yields rising over 100 basis points in a three-day period in response to Liberation Day tariff announcements. Calmness settled in towards the end of the month.
What contributed to performance?
At the sector level, the Fund's exposure to Higher Education, Toll Road and Healthcare bonds provided the largest outperformance during the reporting period. At the credit rating level, exposure to ‘A’ and ‘BBB’ rated securities provided the largest outperformance.
What detracted from performance?
Longer-duration holdings underperformed during the reporting period due to the impact of negative market return component of total return. The Fund’s underweight to Local General Obligation (GO) sector was the largest component of underperformance for the reporting period. This was due to a mix of being underweight the sector and having an overweight to longer-duration holdings compared to the Local GO sector of the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington New York Municipal Bond Fund from April 30, 2015 to April 30, 2025, compared to the Standard & Poor’s Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington New York Municipal Bond Fund — Class I	1.68%	0.91%	1.34%
Standard & Poor's Municipal Bond Index	1.64%	1.20%	2.06%
Standard & Poor’s Intermediate Municipal Bond Index	2.22%	1.32%	2.11%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	1.89%	1.44%	1.90%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 38,813,557
Holdings Count | Holding	47
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$38,813,557
Total number of portfolio holdings	47
Total advisory fees paid	$-
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	24.2%
Higher Education	13.7%
General Obligations	12.1%
Education	10.1%
Airport	8.2%
Medical	7.2%
Transportation	4.8%
Development	4.6%
Water	4.2%
School District	4.0%
Utilities	3.1%
Power	2.7%
Money Market Fund	1.1%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	5.8%
AA / Aa	49.6%
A / A	24.3%
BBB / Baa	19.2%
Not Rated	1.1%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015059 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington International Fund
Class Name	Class I
Trading Symbol	WINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class I)	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 14.00%.
  The Wilmington International Fund had positive performance and outperformed the benchmark, the MSCI All Country World ex-US Index, during the year.
  The portfolio’s two active European managers outperformed their respective regional benchmarks, while the emerging markets manager underperformed its regional benchmark.
  The market environment was volatile during the year, marked by US presidential transition, US dollar volatility (weakening in the latter portion aided non-US equity performance), landmark defense and infrastructure spending reform in Germany, and implementation of tariffs by the new US administration.
What contributed to performance?
Relative to the benchmark, the Fund had strong selection across several sectors, most notably industrials (Rheinmetall, Babcock International), consumer discretionary (Alibaba), and consumer staples (Philip Morris International). Modest underweighting to materials and energy also contributed to performance. From a region/country perspective, the Fund had its strongest selection in Europe, particularly Germany and France, as well as Japan and emerging Asia.
What detracted from performance?
Relative to the benchmark, selection in technology (Samsung Electronics, Unimicron) and communication services (Kanzhun Ltd) detracted from performance. Modest underweighting to financials also detracted from performance. From a region/country perspective, selection in the Middle East, particularly UAE, and Latin America, particularly Brazil, detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington International Fund from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI ex-US Net Index (broad-based securities market index).
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington International Fund — Class I	14.00%	9.11%	4.40%
MSCI ACWI ex-US Net Index	11.93%	10.09%	4.83%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 499,285,591
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 3,537,469
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$499,285,591
Total number of portfolio holdings	366
Total advisory fees paid	$3,537,469
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	88.7%
Cash Collateral Invested for Securities on Loan	4.6%
Exchange-Traded Funds	3.6%
Money Market Fund	3.1%
Long Equity Index Futures (Notional Value)	2.4%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.3%
Industrials	14.3%
Information Technology	10.6%
Health Care	8.8%
Consumer Discretionary	8.7%
Consumer Staples	7.6%
Materials	5.0%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Real Estate	1.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.6%
United States	10.2%
United Kingdom	9.9%
China	6.8%
France	6.4%
Canada	5.8%
Germany	5.4%
Taiwan	4.6%
Australia	2.7%
South Korea	2.3%
Netherlands	2.1%
Hong Kong	2.0%
Switzerland	1.6%
Denmark	1.6%
India	1.5%
Austria	1.4%
South Africa	1.4%
Mexico	1.3%
Spain	1.2%
Brazil	1.1%
Norway	1.0%
Sweden	1.0%
Other Countries	7.4%

C000015057 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington International Fund
Class Name	Class A
Trading Symbol	WINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class A)	$115	1.08%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 13.69%.
  The Wilmington International Fund had positive performance and outperformed the benchmark, the MSCI All Country World ex-US Index, during the year.
  The portfolio’s two active European managers outperformed their respective regional benchmarks, while the emerging markets manager underperformed its regional benchmark.
  The market environment was volatile during the year, marked by US presidential transition, US dollar volatility (weakening in the latter portion aided non-US equity performance), landmark defense and infrastructure spending reform in Germany, and implementation of tariffs by the new US administration.
What contributed to performance?
Relative to the benchmark, the Fund had strong selection across several sectors, most notably industrials (Rheinmetall, Babcock International), consumer discretionary (Alibaba), and consumer staples (Philip Morris International). Modest underweighting to materials and energy also contributed to performance. From a region/country perspective, the Fund had its strongest selection in Europe, particularly Germany and France, as well as Japan and emerging Asia.
What detracted from performance?
Relative to the benchmark, selection in technology (Samsung Electronics, Unimicron) and communication services (Kanzhun Ltd) detracted from performance. Modest underweighting to financials also detracted from performance. From a region/country perspective, selection in the Middle East, particularly UAE, and Latin America, particularly Brazil, detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington International Fund, assuming the maximum sales load of 5.5%, from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI ex-US Net Index (broad-based securities market index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington International Fund — Class A (including 5.5% maximum sales load)	7.48%	7.63%	3.63%
Wilmington International Fund — Class A (excluding sales load)	13.69%	8.86%	4.22%
MSCI ACWI ex-US Net Index	11.93%	10.09%	4.83%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 499,285,591
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 3,537,469
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$499,285,591
Total number of portfolio holdings	366
Total advisory fees paid	$3,537,469
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	88.7%
Cash Collateral Invested for Securities on Loan	4.6%
Exchange-Traded Funds	3.6%
Money Market Fund	3.1%
Long Equity Index Futures (Notional Value)	2.4%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	21.3%
Industrials	14.3%
Information Technology	10.6%
Health Care	8.8%
Consumer Discretionary	8.7%
Consumer Staples	7.6%
Materials	5.0%
Communication Services	4.8%
Energy	3.6%
Utilities	2.4%
Real Estate	1.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.6%
United States	10.2%
United Kingdom	9.9%
China	6.8%
France	6.4%
Canada	5.8%
Germany	5.4%
Taiwan	4.6%
Australia	2.7%
South Korea	2.3%
Netherlands	2.1%
Hong Kong	2.0%
Switzerland	1.6%
Denmark	1.6%
India	1.5%
Austria	1.4%
South Africa	1.4%
Mexico	1.3%
Spain	1.2%
Brazil	1.1%
Norway	1.0%
Sweden	1.0%
Other Countries	7.4%

C000015042 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Enhanced DividendIncome Strategy Fund
Class Name	Class A
Trading Symbol	WDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class A)	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 7.88%.
  U.S. Equities posted strong returns as underlying economic growth remained robust and inflation concerns eased.
  The U.S. Federal Reserve (the “Fed”) lowered its target fed-funds rate, albeit modestly, as it balanced the potential for a slowing economy against the possibility of lingering inflation.
  Higher dividend yielding stocks lagged with investors favoring pro-cyclical areas of the market.
What contributed to performance?
Stock selection was the biggest positive contributor to relative performance. Individual stock selection within the technology sector accounted for the majority of the positive impact. Broadcom (AVGO) and IBM (IBM) both appreciated during the period as Artificial Intelligence (AI) semiconductors and associated software experienced strong increases in demand.
What detracted from performance?
The biggest individual factor detractor was dividend yield. Dividend yield is the Fund’s largest active factor exposure. Given the income focus of the Fund, we would expect to maintain an overweight allocation to the dividend yield factor. Holdings within the Industrials sector also negatively impacted relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Enhanced Dividend Income Strategy Fund, assuming the maximum sales load of 5.5%, from April 30, 2015 to April 30, 2025, compared to the Russell 1000® Index (broad-based securities market index) and Russell 1000® Value Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Enhanced Dividend Income Strategy Fund — Class A (including 5.5% maximum sales load)	1.95%	8.26%	5.11%
Wilmington Enhanced Dividend Income Strategy Fund — Class A (excluding sales load)	7.88%	9.50%	5.71%
Russell 1000® Index	11.94%	15.42%	12.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 75,936,141
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 32,518
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$75,936,141
Total number of portfolio holdings	51
Total advisory fees paid	$32,518
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	96.9%
Money Market Fund	3.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.3%
Information Technology	13.6%
Health Care	13.5%
Consumer Staples	10.4%
Industrials	8.0%
Energy	6.7%
Utilities	6.0%
Real Estate	5.5%
Consumer Discretionary	4.8%
Communication Services	4.4%
Materials	1.7%

C000015044 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Enhanced Dividend Income Strategy Fund
Class Name	Class I
Trading Symbol	WDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class I)	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 8.19%.
  U.S. Equities posted strong returns as underlying economic growth remained robust and inflation concerns eased.
  The U.S. Federal Reserve (the “Fed”) lowered its target fed-funds rate, albeit modestly, as it balanced the potential for a slowing economy against the possibility of lingering inflation.
  Higher dividend yielding stocks lagged with investors favoring pro-cyclical areas of the market.
What contributed to performance?
Stock selection was the biggest positive contributor to relative performance. Individual stock selection within the technology sector accounted for the majority of the positive impact. Broadcom (AVGO) and IBM (IBM) both appreciated during the period as Artificial Intelligence (AI) semiconductors and associated software experienced strong increases in demand.
What detracted from performance?
The biggest individual factor detractor was dividend yield. Dividend yield is the Fund’s largest active factor exposure. Given the income focus of the Fund, we would expect to maintain an overweight allocation to the dividend yield factor. Holdings within the Industrials sector also negatively impacted relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Enhanced Dividend Income Strategy Fund from April 30, 2015 to April 30, 2025, compared to the Russell 1000® Index (broad-based securities market index) and Russell 1000® Value Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Enhanced Dividend Income Strategy Fund — Class I	8.19%	9.76%	5.97%
Russell 1000® Index	11.94%	15.42%	12.03%
Russell 1000® Value Index	8.55%	13.00%	8.36%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 75,936,141
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 32,518
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$75,936,141
Total number of portfolio holdings	51
Total advisory fees paid	$32,518
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	96.9%
Money Market Fund	3.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.3%
Information Technology	13.6%
Health Care	13.5%
Consumer Staples	10.4%
Industrials	8.0%
Energy	6.7%
Utilities	6.0%
Real Estate	5.5%
Consumer Discretionary	4.8%
Communication Services	4.4%
Materials	1.7%

C000015051 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Broad Market Bond Fund
Class Name	Class A
Trading Symbol	WABMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class A)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 7.40%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02%.
What contributed to performance?
The Fund’s allocation to corporate securities as well as an increased allocation to agency mortgage-backed securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s slightly lower overall duration versus the Index detracted from relative performance over the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Broad Market Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2015 to April 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index (broad-based securities market index).
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Broad Market Bond Fund — Class A (including 4.5% maximum sales load)	2.62%	(1.56)%	0.69%
Wilmington Broad Market Bond Fund — Class A (excluding sales load)	7.40%	(0.65)%	1.15%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 656,980,383
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 1,969,139
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$656,980,383
Total number of portfolio holdings	410
Total advisory fees paid	$1,969,139
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	40.2%
Mortgage-Backed Securities	27.4%
Corporate Bonds	27.0%
Cash Collateral Invested for Securities on Loan	2.9%
Money Market Fund	1.3%
Government Agencies	1.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	28.6%
U.S. Treasury Obligations	40.2%
AA / Aa	0.2%
A / A	6.8%
BBB / Baa	18.6%
BB / Ba	1.4%
Not Rated	4.2%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015053 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Broad Market Bond Fund
Class Name	Class I
Trading Symbol	WIBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class I)	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 7.66%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 8.02%.
What contributed to performance?
The Fund’s allocation to corporate securities as well as an increased allocation to agency mortgage-backed securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s slightly lower overall duration versus the Index detracted from relative performance over the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Broad Market Bond Fund from April 30, 2015 to April 30, 2025, compared to the Bloomberg U.S. Aggregate Bond Index (broad-based securities market index).
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Broad Market Bond Fund — Class I	7.66%	(0.33)%	1.48%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 656,980,383
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 1,969,139
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$656,980,383
Total number of portfolio holdings	410
Total advisory fees paid	$1,969,139
Portfolio turnover rate as of the end of the reporting period	29%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
U.S. Treasury Obligations	40.2%
Mortgage-Backed Securities	27.4%
Corporate Bonds	27.0%
Cash Collateral Invested for Securities on Loan	2.9%
Money Market Fund	1.3%
Government Agencies	1.2%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	28.6%
U.S. Treasury Obligations	40.2%
AA / Aa	0.2%
A / A	6.8%
BBB / Baa	18.6%
BB / Ba	1.4%
Not Rated	4.2%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015430 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Administrative Class
Trading Symbol	WAGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Administrative Class)	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 10,074,034,649
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,262,715
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%

C000109084 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	WGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Institutional Class)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Net Assets	$ 10,074,034,649
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,262,715
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%

C000015429 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Select Class
Trading Symbol	WGEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Select Class)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 10,074,034,649
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,262,715
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%

C000247854 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Preferred Institutional Class
Trading Symbol	WGQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Preferred Institutional Class)	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 10,074,034,649
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,262,715
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%

C000015428 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Government Money Market Fund
Class Name	Service Class
Trading Symbol	WGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Service Class)	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Net Assets	$ 10,074,034,649
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,262,715
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,074,034,649
Total number of portfolio holdings	58
Total advisory fees paid	$10,262,715

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	48.5%
U.S. Treasury Obligations	30.4%
U.S. Government Agency Obligations	20.7%
Money Market Fund	0.4%

C000015427 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Administrative Class
Trading Symbol	WTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Administrative Class)	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 2,318,000,484
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,896,774
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%

C000215930 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	WTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Institutional Class)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Net Assets	$ 2,318,000,484
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,896,774
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%

C000247853 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Preferred Institutional Class
Trading Symbol	WTQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Preferred Institutional Class)	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 2,318,000,484
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,896,774
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%

C000015424 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Select Class
Trading Symbol	WTEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Select Class)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 2,318,000,484
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,896,774
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%

C000015425 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. Treasury Money Market Fund
Class Name	Service Class
Trading Symbol	WTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Service Class)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 2,318,000,484
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 1,896,774
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,318,000,484
Total number of portfolio holdings	27
Total advisory fees paid	$1,896,774

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2025) PORTFOLIO COMPOSITION (as a % of Total Investments)
Repurchase Agreements	54.6%
U.S. Treasury Obligations	44.3%
Money Market Fund	1.1%

C000107169 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Real Asset Fund
Class Name	Class I
Trading Symbol	WMRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class I)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 8.70%.
  The Fund had positive performance and outperformed the Blended Index, which consisted of a 50% weighting to the Bloomberg Commodity Index and 50% to the S&P Developed Property Index.
  The Fund’s performance against the broad-based market indexes was mixed with it underperforming the MSCI All Country World Index but outperforming the Bloomberg U.S. Aggregate Bond Index.
  Both the Fund’s Commodity/Other Real Assets exposure and Real Estate exposure were positive and outperformed their respective benchmarks.
What contributed to performance?
Within Real Estate, the Fund’s US exposure led performance and the Fund’s global exposure also outperformed. Within commodities, the Fund’s MLP and Pipeline exposure was up over 40%. While a small allocation, the magnitude of outperformance provided a material contribution at the Fund level. Additionally, the Fund’s commodity futures managers, the largest exposure also outperformed.
What detracted from performance?
Within Real Estate, the Fund’s international exposure detracted due to emerging market positions. Within Commodities/Other Real Assets, the sole detractor was the Fund’s small position in natural resource equities.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Real Asset Fund from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI Index (Net) (broad-based securities market index), Bloomberg U.S. Aggregate Bond Index (broad-based securities market index), Real Asset Blended Index and Bloomberg Commodity Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Real Asset Fund — Class I	8.70%	7.43%	3.30%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Real Asset Blended Index	8.20%	7.84%	3.60%
Bloomberg Commodity Index	4.08%	13.74%	1.70%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 386,524,203
Holdings Count | Holding	422
Advisory Fees Paid, Amount	$ 1,542,958
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$386,524,203
Total number of portfolio holdings	422
Total advisory fees paid	$1,542,958
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	32.6%
Real Estate Related Exchange-Traded Funds	9.2%
Real Estate Related Common Stocks	7.1%
Real Estate Related Investment Company	3.2%
Commodity Related Investment Companies	44.9%
Commodity Related Exchange-Traded Funds	1.6%
Money Market Fund	0.7%
Cash Collateral Invested for Securities on Loan	0.7%

C000107168 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Real Asset Fund
Class Name	Class A
Trading Symbol	WMMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class A)	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 8.41%.
  The Fund had positive performance and outperformed the Blended Index, which consisted of a 50% weighting to the Bloomberg Commodity Index and 50% to the S&P Developed Property Index.
  The Fund’s performance against the broad-based market indexes was mixed with it underperforming the MSCI All Country World Index but outperforming the Bloomberg U.S. Aggregate Bond Index.
  Both the Fund’s Commodity/Other Real Assets exposure and Real Estate exposure were positive and outperformed their respective benchmarks.
What contributed to performance?
Within Real Estate, the Fund’s US exposure led performance and the Fund’s global exposure also outperformed. Within commodities, the Fund’s MLP and Pipeline exposure was up over 40%. While a small allocation, the magnitude of outperformance provided a material contribution at the Fund level. Additionally, the Fund’s commodity futures managers, the largest exposure also outperformed.
What detracted from performance?
Within Real Estate, the Fund’s international exposure detracted due to emerging market positions. Within Commodities/Other Real Assets, the sole detractor was the Fund’s small position in natural resource equities.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Real Asset Fund, assuming the maximum sales load of 5.5%, from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI Index (Net) (broad-based securities market index), Bloomberg U.S. Aggregate Bond Index (broad-based securities market index), Real Asset Blended Index and Bloomberg Commodity Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Real Asset Fund — Class A (including 5.5% maximum sales load)	2.44%	5.94%	2.46%
Wilmington Real Asset Fund — Class A (excluding sales load)	8.41%	7.15%	3.04%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.54%
Real Asset Blended Index	8.20%	7.84%	3.60%
Bloomberg Commodity Index	4.08%	13.74%	1.70%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 386,524,203
Holdings Count | Holding	422
Advisory Fees Paid, Amount	$ 1,542,958
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$386,524,203
Total number of portfolio holdings	422
Total advisory fees paid	$1,542,958
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	32.6%
Real Estate Related Exchange-Traded Funds	9.2%
Real Estate Related Common Stocks	7.1%
Real Estate Related Investment Company	3.2%
Commodity Related Investment Companies	44.9%
Commodity Related Exchange-Traded Funds	1.6%
Money Market Fund	0.7%
Cash Collateral Invested for Securities on Loan	0.7%

C000107170 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Global Alpha Equities Fund
Class Name	Class A
Trading Symbol	WRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class A)	$155	1.49%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 8.59%.
  The Wilmington Global Alpha Equities Fund had positive performance and outperformed the benchmark, the HFRX Equity Hedge Index, during the last fiscal year but underperformed the broad-based market index, the MSCI ACWI Index.
  Seven of the nine active strategies within the Fund outperformed the global equities, as measured by the MSCI ACWI Index.
  Six of nine active managers outperformed their specific strategy benchmarks.
What contributed to performance?
The long portfolio gained nearly 15%, outperforming the MSCI ACWI Index by over 300 bps. Top performing exposures were the China strategy, the international value strategy, and the global high dividend strategy.
What detracted from performance?
The hedging portfolio, which consists of short positions in equity index futures contracts detracted from absolute performance as equities rose for the period. However, the hedge portfolio of the Fund generated outperformance versus an equivalent short position in the MSCI ACWI Index by almost 500 basis points (bps) leading to a long/short spread of 800 bps. This spread allowed the Fund to capture 75% of the total return of the MSCI ACWI Index with a market sensitivity exposure of a beta of 0.4.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Global Alpha Equities Fund, assuming the maximum sales load of 5.5%, from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI Index (Net) (broad-based securities market index) and HFRX Equity Hedge Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Global Alpha Equities Fund — Class A (including 5.5% maximum sales load)	2.61%	4.48%	2.83%
Wilmington Global Alpha Equities Fund — Class A (excluding sales load)	8.59%	5.67%	3.41%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 240,384,366
Holdings Count | Holding	713
Advisory Fees Paid, Amount	$ 1,836,559
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$240,384,366
Total number of portfolio holdings	713
Total advisory fees paid	$1,836,559
Portfolio turnover rate as of the end of the reporting period	82%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	97.1%
Money Market Fund	2.3%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.2%
Short Equity Index Futures (Notional Value)	(49.6)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	20.8%
Information Technology	14.5%
Industrials	14.3%
Consumer Discretionary	9.5%
Health Care	9.3%
Consumer Staples	8.2%
Communication Services	7.4%
Materials	4.3%
Utilities	3.2%
Energy	3.2%
Real Estate	2.4%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	48.7%
Japan	13.1%
United Kingdom	7.0%
France	4.5%
Canada	3.5%
China	3.4%
Germany	2.8%
Netherlands	1.7%
Hong Kong	1.5%
Italy	1.4%
Switzerland	1.4%
Other Countries	8.7%

C000107171 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Global Alpha Equities Fund
Class Name	Class I
Trading Symbol	WRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class I)	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 8.85%.
  The Wilmington Global Alpha Equities Fund had positive performance and outperformed the benchmark, the HFRX Equity Hedge Index, during the last fiscal year but underperformed the broad-based market index, the MSCI ACWI Index.
  Seven of the nine active strategies within the Fund outperformed the global equities, as measured by the MSCI ACWI Index.
  Six of nine active managers outperformed their specific strategy benchmarks.
What contributed to performance?
The long portfolio gained nearly 15%, outperforming the MSCI ACWI Index by over 300 bps. Top performing exposures were the China strategy, the international value strategy, and the global high dividend strategy.
What detracted from performance?
The hedging portfolio, which consists of short positions in equity index futures contracts detracted from absolute performance as equities rose for the period. However, the hedge portfolio of the Fund generated outperformance versus an equivalent short position in the MSCI ACWI Index by almost 500 basis points (bps) leading to a long/short spread of 800 bps. This spread allowed the Fund to capture 75% of the total return of the MSCI ACWI Index with a market sensitivity exposure of a beta of 0.4.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Global Alpha Equities Fund from April 30, 2015 to April 30, 2025, compared to the MSCI ACWI Index (Net) (broad-based securities market index) and HFRX Equity Hedge Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Global Alpha Equities Fund — Class I	8.85%	5.92%	3.68%
MSCI ACWI Index (Net)	11.84%	13.07%	8.63%
HFRX Equity Hedge Index	5.35%	7.69%	3.18%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com.
Net Assets	$ 240,384,366
Holdings Count | Holding	713
Advisory Fees Paid, Amount	$ 1,836,559
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$240,384,366
Total number of portfolio holdings	713
Total advisory fees paid	$1,836,559
Portfolio turnover rate as of the end of the reporting period	82%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	97.1%
Money Market Fund	2.3%
Exchange-Traded Funds	0.4%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.2%
Short Equity Index Futures (Notional Value)	(49.6)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	20.8%
Information Technology	14.5%
Industrials	14.3%
Consumer Discretionary	9.5%
Health Care	9.3%
Consumer Staples	8.2%
Communication Services	7.4%
Materials	4.3%
Utilities	3.2%
Energy	3.2%
Real Estate	2.4%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	48.7%
Japan	13.1%
United Kingdom	7.0%
France	4.5%
Canada	3.5%
China	3.4%
Germany	2.8%
Netherlands	1.7%
Hong Kong	1.5%
Italy	1.4%
Switzerland	1.4%
Other Countries	8.7%

C000107164 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Municipal Bond Fund
Class Name	Class A
Trading Symbol	WTABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class A)	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class A shares (excluding sales load) returned 1.93%.
  The Fund performed in line with its benchmark Indexes and finished in the 2nd quartile of the Morningstar Municipal National Intermediate Funds peer group.
  Income return outperformed the negative impact of market return during the reporting period.
  Municipal fund inflows finished 2024 with the fifth best year on record and the flows have remained positive in 2025. The supply of municipal bonds was the highest supply on record in 2024. As of April 2025, supply was 15% higher compared to the same period in the previous year.
  The municipal market experienced volatility in April 2025 with municipal yields rising over 100 basis points in a three-day period in response to Liberation Day tariff announcements. Calmness settled in towards the end of the month.
What contributed to performance?
At the sector level, the Fund’s exposure to Higher Education, Industrial Development and Pollution Control Revenue (primarily prepaid gas), and Pre-refunded bonds provided the largest outperformance during the reporting period. At the credit rating level, exposure to ‘A’ and ‘BBB’ rated securities provided the largest outperformance.
What detracted from performance?
Longer-duration holdings (those with above-average interest rate sensitivity) underperformed during the reporting period due to the negative market return component of total return. The Fund’s underweight to the Local General Obligation (GO) sector was the largest component of underperformance for the reporting period. This was due to a mix of being underweight the sector and having an overweight to longer-duration holdings compared to the Local GO sector of the index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Municipal Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2015 to April 30, 2025, compared to the Standard & Poor's Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Investment Grade Intermediate Municipal Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Municipal Bond Fund — Class A (including 4.5% maximum sales load)	(2.63)%	(0.00)%	0.86%
Wilmington Municipal Bond Fund — Class A (excluding sales load)	1.93%	0.92%	1.32%
Standard & Poor's Municipal Bond Index	1.64%	1.20%	2.06%
Standard & Poor’s Intermediate Municipal Bond Index	2.22%	1.32%	2.11%
Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	2.15%	1.21%	2.04%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 335,921,667
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 990,626
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$335,921,667
Total number of portfolio holdings	199
Total advisory fees paid	$990,626
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	20.1%
Medical	14.9%
General Obligations	13.0%
Airport	11.4%
Transportation	8.4%
Higher Education	8.0%
Power	5.9%
School District	4.7%
Development	3.5%
Education	2.7%
Water	1.8%
Student Loan	1.8%
Utilities	1.8%
Tobacco Settlement	0.3%
Multifamily Housing	0.3%
Housing	0.1%
Exchange-Traded Funds	0.4%
Money Market Fund	0.9%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	8.9%
AA / Aa	25.1%
A / A	47.4%
BBB / Baa	14.6%
Not Rated	4.0%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000107165 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Municipal Bond Fund
Class Name	Class I
Trading Symbol	WTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class I)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 2.20%.
  The Fund performed in line with its benchmark Indexes and finished in the 2nd quartile of the Morningstar Municipal National Intermediate Funds peer group.
  Income return outperformed the negative impact of market return during the reporting period.
  Municipal fund inflows finished 2024 with the fifth best year on record and the flows have remained positive in 2025. The supply of municipal bonds was the highest supply on record in 2024. As of April 2025, supply was 15% higher compared to the same period in the previous year.
  The municipal market experienced volatility in April 2025 with municipal yields rising over 100 basis points in a three-day period in response to Liberation Day tariff announcements. Calmness settled in towards the end of the month.
What contributed to performance?
At the sector level, the Fund’s exposure to Higher Education, Industrial Development and Pollution Control Revenue (primarily prepaid gas), and Pre-refunded bonds provided the largest outperformance during the reporting period. At the credit rating level, exposure to ‘A’ and ‘BBB’ rated securities provided the largest outperformance.
What detracted from performance?
Longer-duration holdings (those with above-average interest rate sensitivity) underperformed during the reporting period due to the negative market return component of total return. The Fund’s underweight to the Local General Obligation (GO) sector was the largest component of underperformance for the reporting period. This was due to a mix of being underweight the sector and having an overweight to longer-duration holdings compared to the Local GO sector of the index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Municipal Bond Fund from April 30, 2015 to April 30, 2025, compared to the Standard & Poor's Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Investment Grade Intermediate Municipal Bond Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Municipal Bond Fund — Class I	2.20%	1.17%	1.57%
Standard & Poor's Municipal Bond Index	1.64%	1.20%	2.06%
Standard & Poor’s Intermediate Municipal Bond Index	2.22%	1.32%	2.11%
Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	2.15%	1.21%	2.04%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 335,921,667
Holdings Count | Holding	199
Advisory Fees Paid, Amount	$ 990,626
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$335,921,667
Total number of portfolio holdings	199
Total advisory fees paid	$990,626
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	20.1%
Medical	14.9%
General Obligations	13.0%
Airport	11.4%
Transportation	8.4%
Higher Education	8.0%
Power	5.9%
School District	4.7%
Development	3.5%
Education	2.7%
Water	1.8%
Student Loan	1.8%
Utilities	1.8%
Tobacco Settlement	0.3%
Multifamily Housing	0.3%
Housing	0.1%
Exchange-Traded Funds	0.4%
Money Market Fund	0.9%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	8.9%
AA / Aa	25.1%
A / A	47.4%
BBB / Baa	14.6%
Not Rated	4.0%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000107172 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Large-Cap Strategy Fund
Class Name	Class I
Trading Symbol	WMLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Large-Cap Strategy Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Large-Cap Strategy Fund (Class I)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund's Class I shares returned 11.63%.
  For the same period, the Russell 1000 Index (the “Index”) returned 11.94%.
  During the same period the Fund maintained sector weightings in line with the benchmark Index resulting in similar performance.
The Fund ended the annual fiscal year up, led by the following sectors: financials, utilities, communication services and real estate. Energy was the worst performing sector as oil prices declined over 25% amid signs of slowing economic growth and cooling tensions in the Middle East. Elsewhere, the Artificial Intelligence (AI) theme continued to play out as technology was the best performing sector for the first seven months of the period. The technology sector momentum buoyed U.S. equity markets for most of the period before falling drastically after the Chinese AI startup – known as DeepSeek – took the investing world largely by surprise. DeepSeek claimed to be able to train its AI models at a fraction of the cost that major U.S. tech firms spent putting into question the future of AI capex (capital expenditure). In addition to DeepSeek, volatile trading conditions persisted following Liberation Day as investors continued to digest potential tariff headwinds. Overall, uncertainty in the equity market cooled in recent weeks but remains at elevated levels as the financial impact of tariffs continues to filter through into earnings. Management teams have been reluctant to provide forward guidance as they work to re-order supply chains and control costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Large-Cap Strategy Fund from April 30, 2015 to April 30, 2025, compared to the Russell 1000® Index (broad-based securities market index).
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Large-Cap Strategy Fund — Class I	11.63%	15.20%	11.83%
Russell 1000® Index	11.94%	15.42%	12.03%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Net Assets	$ 528,891,788
Holdings Count | Holding	1,002
Advisory Fees Paid, Amount	$ 818,959
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$528,891,788
Total number of portfolio holdings	1,002
Total advisory fees paid	$818,959
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2025)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.3%
Cash Collateral Invested for Securities on Loan	0.5%
Investment Companies	0.2%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	28.7%
Financials	14.8%
Health Care	10.7%
Consumer Discretionary	10.4%
Industrials	9.3%
Communication Services	9.1%
Consumer Staples	5.9%
Energy	3.2%
Real Estate	2.5%
Utilities	2.4%
Materials	2.3%